Marketable Securities and Other Securities Investments Include Government Bonds and Common Stocks for which the Aggregate Cost, Gross Unrealized Gains and Losses (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount JPY (¥)	Mar. 31, 2011 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount USD ($)	Mar. 31, 2010 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount JPY (¥)	Mar. 31, 2011 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount Common stocks USD ($)	Mar. 31, 2011 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount Common stocks JPY (¥)	Mar. 31, 2010 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount Common stocks JPY (¥)	Mar. 31, 2011 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount Other debt securities USD ($)	Mar. 31, 2011 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount Other debt securities JPY (¥)	Mar. 31, 2010 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount Other debt securities JPY (¥)	Mar. 31, 2011 Government bonds USD ($)	Mar. 31, 2011 Government bonds JPY (¥)	Mar. 31, 2010 Government bonds JPY (¥)	Mar. 31, 2011 Common stocks USD ($)	Mar. 31, 2011 Common stocks JPY (¥)	Mar. 31, 2010 Common stocks JPY (¥)	Mar. 31, 2011 Other debt securities USD ($)	Mar. 31, 2011 Other debt securities JPY (¥)	Mar. 31, 2010 Other debt securities JPY (¥)
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Cost	$ 52,989	¥ 4,406,028	¥ 3,654,550	¥ 132,272	$ 1,591	¥ 120,477	$ 1,313	¥ 109,203	¥ 95,304	$ 278	¥ 23,069	¥ 25,173	$ 38,175	¥ 3,174,236	¥ 2,695,248	$ 8,063	¥ 670,405	¥ 555,526	$ 6,751	¥ 561,387	¥ 403,776
Gross unrealized gains	5,241	435,792	411,486										261	21,712	24,228	4,788	398,140	369,670	192	15,940	17,588
Gross unrealized losses	2,134	177,470	137,069										827	68,778	64,647	1,303	108,316	72,421	4	376	1
Fair value	$ 56,096	¥ 4,664,350	¥ 3,928,967										$ 37,609	¥ 3,127,170	¥ 2,654,829	$ 11,548	¥ 960,229	¥ 852,775	$ 6,939	¥ 576,951	¥ 421,363